Income Taxes - Components of income tax provision (benefit) (Details) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal				$ 11,434
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal				(101,676)	$ (483)
Valuation allowance				101,676	$ 483
Income Tax Expense (Benefit), Total	$ 0	$ 12,573	$ 12,573	$ 11,434